PROVISION FOR POST-EMPLOYMENT BENEFITS (Tables)	12 Months Ended
Dec. 31, 2025
Postemployment Benefits [Abstract]
SCHEDULE OF PROVISION FOR POST-EMPLOYMENT BENEFITS	Provision for post-employment benefits consists of the following:
	As of December 31,
	2025	2024
Provision for post-employment benefits	$268,908	$136,936

SCHEDULE OF RECONCILIATION ON PRESENT VALUE OF DEFINED BENEFIT OBLIGATION AND PLAN ASSETS

The following outlines how each category of employee benefits is measured, providing reconciliation on present value of Defined Benefit Obligation and Plan Asset.

	As of December 31,
	2025	2024
Present Value of Defined Benefit Obligation (“DBO”) and Fair Value of Plan Assets
Present Value of DBO, at the Beginning of Year	$136,936	$118,250
Current service cost	59,810	22,438
Interest cost on the DBO	5,107	7,619
Past Service Cost-Vested	136,854	(1,198)
Benefit paid – Excluding Plan Asset Payments	(66,533)	-
Effect of change of exchange rate	-	(5,458)
Present Value of DBO, (expected) at the End of Year	272,174	141,651
Actuarial gain on DBO	(3,266)	(4,715)
Present Value of DBO, (actual) at the End of Year	$268,908	$136,936
Provision for post-employment benefits	$268,908	$136,936

SCHEDULE OF KEY INFORMATION FOR THE RECALCULATION OF EMPLOYEE BENEFITS OBLIGATION

The following are key information for the recalculation of employee benefits obligations as of December 31, 2025 and 2024:

	As of December 31,
	2025	2024
Liabilities at the Beginning of Year	$136,936	$118,250
Post-employment benefits costs	201,771	23,401
Benefit paid – Excluding Plan Asset Payments	(66,533)	-
Actuarial gain on liabilities	(3,266)	(4,715)
Liabilities at the End of Year	$268,908	$136,936